DIVIDENDS PAID AND PROPOSED	6 Months Ended
Jun. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
DIVIDENDS PAID AND PROPOSED	DIVIDENDS PAID AND PROPOSED
There were no dividends declared by VEON Ltd. to owners of the equity, in the six-month period ended June 30, 2025 and June
30, 2024, respectively.
The Company makes appropriate tax withholding of up to 15% when dividends are paid to the Company’s share depository, The
Bank of New York Mellon.
There were nil and US$39 dividends declared by subsidiaries within the VEON Group to non-controlling interests in the six-
month period ended June 30, 2025 and June 30, 2024, respectively.